SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Other operating income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue recognition:
Gain on disposal of solar power systems		$ (1,666)	$ (36,098)
Net (gain) loss on disposal of property, plant and equipment	$ (253)	1,227	2,565
Business interruption insurance compensation	(1,025)
Other operating income, net	(25,523)	(10,536)	(44,546)
Government grants
Revenue recognition:
Other operating income, net	$ (24,245)	$ (10,097)	$ (11,013)